Right of use assets & lease liabilities - Lease liability (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Right of use assets & lease liabilities
Beginning balance	€ 164.6	€ 206.3	€ 138.3
Additions			9.9
Financing cash outflows from lease liabilities	(46.9)	(51.5)	(58.9)
Interest expense	9.0	8.8	6.8
Modification of leases	22.5		112.2
Exchange movements	(0.1)	1.0	(2.0)
Ending balance	€ 149.1	€ 164.6	€ 206.3